24. Benefit plans (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Benefit Plans Details 1
Benefit payment obligations at beginning of year	$ 299,457	$ 232,677
Current service cost	28,783	23,277	$ 29,241
Interest cost	79,006	82,128	60,013
Actuarial losses	(13,962)	(7,817)	3,678
Benefits paid to participating employees	(38,313)	(30,808)
Benefit payment obligations at year end	$ 354,971	$ 299,457	$ 232,677